Financial Instruments and Risk Management (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Average foreign exchange rate	10
Net foreign exchange loss	$ 253,307	$ 201,206